Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	$ 1,348,738	$ 743,913	$ 4,299,717	$ 1,212,870
Agency (Managed Services, Branded Content, & Talent Management Services) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	583,141	428,300	2,256,546	1,100,199
Platform (Creator Subscriptions) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	508,233	306,902	1,926,135	70,623
Ecommerce (Tangible products) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	254,724		90,433
Affiliate Sales [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	2,640	8,008	26,453	33,748
Other Revenue [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue		$ 703	$ 150	$ 8,300